Audit Information	12 Months Ended
Dec. 31, 2021
Auditor [Line Items]
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Las Vegas, Nevada
Auditor Firm ID	238
Southwest Gas Corporation
Auditor [Line Items]
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Las Vegas, Nevada
Auditor Firm ID	238